THE SARATOGA ADVANTAGE TRUST

ENERGY & BASIC MATERIALS PORTFOLIO (Ticker: SBMBX)

Supplement dated April 2, 2015 to the Class A Shares Prospectus

Dated December 31, 2014 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO” beginning on page 59 of the Prospectus. All references to Salil Sharma under the sub-heading “Adviser” on page 64 are deleted.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

ENERGY & BASIC MATERIALS PORTFOLIO (Ticker: SEPCX)

Supplement dated April 2, 2015 to the Class C Shares Prospectus

Dated December 31, 2014 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO” beginning on page 65 of the Prospectus. All references to Salil Sharma under the sub-heading “Adviser” on page 70 are deleted.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

ENERGY & BASIC MATERIALS PORTFOLIO (Ticker: SEPIX)

Supplement dated April 2, 2015 to the Class I Shares Prospectus

Dated December 31, 2014 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO” beginning on page 58 of the Prospectus. All references to Salil Sharma under the sub-heading “Adviser” on page 63 are deleted.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

ENERGY & BASIC MATERIALS PORTFOLIO

Supplement dated April 2, 2015 to the Statement of Additional Information

Dated December 31, 2014 (the “SAI”)

All references to Salil Sharma in the SAI are deleted. Mr. Sharma no longer serves as co-portfolio manager of the Energy & Basic Materials Portfolio.

Please retain this supplement for future reference.